Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net loss for the year	$ (4,023,466)	$ (4,786,514)	$ (4,650,900)
Adjusted for non-cash items:
Shares issued on consulting agreement	0	0	27,550
Income taxes payable	54,757	315,362	0
Share based compensation	1,920	941,854	1,048,661
Amortization of right-of-use assets	782,108	434,837	92,167
Amortization of licenses	164,582	141,249	0
Gain on extinguishment of lease	(29,635)	0	0
Depreciation	345,188	383,476	5,768
Loss on deposit	0	0	396,000
Loss on settlement of other investment	0	0	184,440
Impairment of assets	211,774	664,543	16,316
Interest expense	308,877	606,830	531,545
Interest on lease liability	531,768	223,798	46,171
Deferred tax recovery	(15,120)	(13,759)	(54,349)
Loss on disposal	0	7,422	0
Accretion expense	61,319	184,410	249,518
Promissory note extension	0	11,630	0
Change in fair value of biological assets	0	(166,458)	0
Foreign exchange gain (loss)	(186,372)	307,673	0
Shares issued on settlement of fees	0	0	140,680
Changes in non-cash working capital items:
Prepaid expenses and deposits	(52,595)	(183,031)	(188,674)
Accounts receivable	(73,379)	(5,750)	0
Inventory	(219,432)	(242,426)	(118,682)
Income taxes payable	(51,132)	0	0
Harmonized sales tax receivable	(172,295)	126,035	(27,118)
Contract liability	(41,207)	226,903	0
Accounts payable and accrued liabilities	231,001	600,761	1,405,022
Cash used in operating activities	(2,071,704)	(221,155)	(946,908)
Investing activities
Additions to property and equipment	(661,636)	(740,995)	(145,587)
Proceeds from disposal of property and equipment	2,726,680	38,538	0
Repayment of deposit received	0	96,587	0
Acquisition of Manitoba	0	2,059	0
Acquisition of Extraction Tech	0	(2,266)	0
Acquisition of non-controlling interest shares	0	(265,975)	0
Cash provided by (used in) investing activities	2,065,044	(872,052)	(145,587)
Financing activities
Issuance of mortgage payable	0	0	34,929
Issuance of convertible debentures		0	457,111
Repayment of convertible debentures	0	(30,000)	0
Repayment of promissory notes	(583,809)	(490,493)	0
Proceeds from issuance of promissory notes	888,405	0	0
Repayment of mortgage payable	(755,789)	(151,639)	0
Payment of lease liabilities	(985,192)	(501,365)	(91,034)
Proceeds from other deposit	0	0	0
Proceeds from share subscriptions received in advance	0	647,296	0
Proceeds from private placement	1,981,810
Proceeds from promissory note payable	0	0	(180,043)
Proceeds from the exercise of warrants	210,000	0	0
Payment of dividends to non-controlling interest shareholders	(34,737)	(177,975)	0
Proceeds from issuance of common shares	0	2,275,534	1,411,680
Cash provided by (used in) financing activities	720,688	1,571,358	1,632,643
Effect of exchange rate changes on cash	(24,046)	(67,396)	35,742
Net increase in cash and cash equivalents	689,982	410,755	575,890
Cash and cash equivalents, beginning of year	1,058,494	647,739	71,849
Cash and cash equivalents, end of year	1,748,476	1,058,494	647,739
Cash	714,826	1,058,494	647,739
Restricted cash	$ 1,033,650	$ 0	$ 0